Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
February 28, 2025
NJT-NPRT1-0425
1.814102.120
Municipal Securities - 93.2%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.8%
Transportation - 0.8%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,254,529
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	559,539
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	886,935
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	660,537
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	463,515
		4,825,055
TOTAL DELAWARE,NEW JERSEY		4,825,055
New Jersey - 76.0%
Education - 14.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,912,252
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	3,000,000	3,041,471
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (b)	2,500,000	2,563,497
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (b)	1,400,000	1,419,353
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	255,000	261,737
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (b)	2,355,000	2,462,691
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,096,924
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	733,105
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (b)	325,000	333,587
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (b)	325,000	337,969
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (b)	400,000	420,543
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (b)	1,050,000	1,108,997
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (b)	1,325,000	1,377,872
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (b)	1,450,000	1,524,469
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (b)	1,415,000	1,494,505
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2025 (b)	575,000	582,949
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (b)	1,275,000	1,308,686
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (b)	1,850,000	1,875,573
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (b)	7,000,000	7,184,944
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (b)	1,900,000	1,997,580
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (b)	1,900,000	2,006,756
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (b)	1,875,000	1,998,005
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (b)	1,270,000	1,362,835
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,551,632
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,550,311
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,017,727
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,770,519
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	454,653
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	727,632
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	580,114
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	610,069
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,168,806
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,164,494
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,043,659
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,097,008
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	1,035,000	1,086,736
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	3,500,000	3,617,128
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	600,000	603,314
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	966,088
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	901,581
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,947,636
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,023,664
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	613,778
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,419,322
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	407,484
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	407,631
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	184,498
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,235,205
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,445,000	1,518,354
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,536,286
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,663,065
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	570,000	580,547
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	696,160
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	1,029,201
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	656,568
		83,237,170
Electric Utilities - 0.9%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	5,000,000	5,014,656
Escrowed/Pre-Refunded - 0.1%
New Jersey Economic Dev Auth Rev Series WW, 5.25% 6/15/2040 (Pre-refunded to 6/15/2025 at 100)	105,000	105,747
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 12/15/2030 at 100)	220,000	246,748
		352,495
General Obligations - 39.4%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,160,000	1,059,244
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,230,378
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,618,658
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	271,158
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	517,260
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	888,997
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,403,178
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,131,244
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	889,720
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	874,983
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	469,741
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,780,705
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	926,101
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,315,572
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,138,891
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,354,344
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,018,306
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	380,972
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,737,149
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,015,712
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,214,657
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	963,006
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,389,659
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	1,395,000	1,403,015
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,968,915
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,808,709
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,433,272
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,420,969
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,678,371
New Jersey St 2% 6/1/2027	2,000,000	1,938,676
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,198,738
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,915,210
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,186,264
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (d)	10,000,000	9,464,466
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	3,000,000	2,750,029
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (d)	9,800,000	8,678,663
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	14,795,000	12,173,481
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	365,000	288,961
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (d)	355,000	270,245
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	1,135,000	829,019
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (d)	4,930,000	3,632,146
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	5,800,000	4,096,081
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	10,775,000	7,536,763
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (d)	25,000,000	15,981,880
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	13,900,000	8,107,114
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,783,891
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	4,128,026
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	3,093,951
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	11,380,314
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	10,000,000	10,771,933
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	16,261,048
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	1,037,461
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	780,000	811,714
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	7,090,615
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	798,737
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	743,067
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	320,144
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	324,688
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	329,450
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	417,563
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	445,385
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	554,658
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	405,579
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	580,897
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,523,237
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	979,634
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,245,016
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	764,478
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,090,859
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	873,908
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,080,763
River Vale Township School District 2% 6/15/2030	1,020,000	916,796
Rumson Boro School District 2% 7/15/2034	680,000	569,002
Rumson Boro School District 2% 7/15/2035	865,000	710,120
Rumson Boro School District 2% 7/15/2036	1,185,000	954,586
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,042,035
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,627,169
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,601,882
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (b)	955,000	998,710
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (b)	1,950,000	2,033,213
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (b)	750,000	778,579
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (b)	2,000,000	2,069,243
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	848,864
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,484,433
		225,822,270
Health Care - 8.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	1,250,000	993,615
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(f)	1,000,000	663,644
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	415,326
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,802,383
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	774,735
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	717,040
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,560,726
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,371,231
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 5% 7/1/2025	110,000	110,790
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,300,000	1,204,000
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,657,414
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 5% 7/1/2025	3,000,000	3,020,557
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	772,458
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,070,982
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	495,579
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	379,866
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	700,000	702,259
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	811,180
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	102,927
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	9,640,000	7,544,280
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,031,859
New Jersey Health Care (Virtua Health Proj.) 1.15% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	11,000,000	11,000,000
		46,202,851
Housing - 2.7%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	800,909
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	511,494
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	317,246
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	535,099
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	3,165,000	3,281,444
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (b)	1,875,000	1,947,607
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (b)	1,950,000	2,033,486
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (b)	2,045,000	2,135,230
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (b)	1,885,000	1,962,249
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (b)	2,000,000	2,087,827
		15,612,591
Special Tax - 2.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Municipal Corp Insured)	3,000,000	2,867,414
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Municipal Corp Insured)	750,000	789,462
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,069,214
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Municipal Corp Insured)	300,000	315,784
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	350,000	374,225
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	750,000	842,389
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Municipal Corp Insured)	900,000	965,784
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,294,467
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,594,788
		12,113,527
Tobacco Bonds - 2.4%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	5,000,000	5,089,123
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,031,858
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,088,713
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,570,000	5,627,638
		13,837,332
Transportation - 5.6%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (b)	1,500,000	1,501,546
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	769,012
New Jersey Turnpike Authority 5% 1/1/2030	6,345,000	6,977,789
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (b)	1,430,000	1,465,466
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	200,000	215,241
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,630,581
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,334,516
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	750,000	812,280
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	7,000,000	7,296,731
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,099,704
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038	2,000,000	2,040,650
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039	2,000,000	2,038,712
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036	1,000,000	1,140,262
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037	750,000	847,840
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038	1,000,000	1,124,041
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039	1,000,000	1,117,780
		32,412,151
Water & Sewer - 0.3%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (b)	1,000,000	904,276
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 5% 8/1/2059 (b)	1,000,000	1,018,593
		1,922,869
TOTAL NEW JERSEY		436,527,912
New Jersey,New York - 14.9%
Transportation - 14.9%
Port Auth NY & NJ 4% 7/15/2037 (b)	1,000,000	1,014,338
Port Auth NY & NJ 4% 7/15/2045 (b)	1,500,000	1,393,172
Port Auth NY & NJ 4% 7/15/2050 (b)	1,215,000	1,118,175
Port Auth NY & NJ 5% 1/15/2047 (b)	6,000,000	6,255,755
Port Auth NY & NJ 5% 7/15/2035 (b)	2,500,000	2,660,632
Port Auth NY & NJ 5% 9/15/2028 (b)	4,000,000	4,173,741
Port Auth NY & NJ 5% 9/15/2029 (b)	1,750,000	1,821,553
Port Auth NY & NJ 5% 9/15/2034 (b)	5,000,000	5,153,897
Port Auth NY & NJ Series 189, 3.25% 5/1/2033	500,000	488,899
Port Auth NY & NJ Series 197, 5% 11/15/2032 (b)	5,000,000	5,110,332
Port Auth NY & NJ Series 223, 4% 7/15/2034 (b)	2,000,000	2,064,146
Port Auth NY & NJ Series 223, 4% 7/15/2035 (b)	2,250,000	2,311,441
Port Auth NY & NJ Series 223, 4% 7/15/2036 (b)	1,350,000	1,381,269
Port Auth NY & NJ Series 223, 4% 7/15/2037 (b)	2,750,000	2,802,828
Port Auth NY & NJ Series 223, 4% 7/15/2038 (b)	6,000,000	6,072,437
Port Auth NY & NJ Series 223, 4% 7/15/2039 (b)	4,000,000	4,018,631
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	3,500,000	3,592,012
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	2,685,000	2,287,603
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	3,525,000	3,862,225
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	2,940,000	3,209,815
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	1,765,000	1,917,848
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	1,770,000	1,915,542
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,685,000	1,813,784
Port Auth NY & NJ Series 246, 5% 9/1/2033 (b)	7,975,000	8,812,248
Port Auth NY & NJ Series 246, 5% 9/1/2041 (b)	1,400,000	1,504,227
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	1,420,000	1,454,910
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2030 (b)	250,000	265,959
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2036 (b)	6,785,000	7,116,840
		85,594,259
TOTAL NEW JERSEY,NEW YORK		85,594,259
New Jersey,Pennsylvania - 0.3%
Transportation - 0.3%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,279,087
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	728,005
		2,007,092
TOTAL NEW JERSEY,PENNSYLVANIA		2,007,092
Puerto Rico - 1.2%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,552,650	1,099,469
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	175,000	183,029
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	587,095
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,451,263
		3,320,856
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	177,845
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	921,974
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	134,368
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	117,298
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	509,601
		1,861,086
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	1,465,000	1,173,573
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	645,000	675,627
TOTAL PUERTO RICO		7,031,142
TOTAL MUNICIPAL SECURITIES (Cost $529,899,520)		535,985,460

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $35,125,784)	1.67	35,118,761	35,125,785

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $565,025,304)	571,111,245
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,185,495
NET ASSETS - 100.0%	575,296,740

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,332,886 or 0.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,082,663	52,405,707	37,362,585	176,384	-	-	35,125,785	35,118,761	0.9%
Total	20,082,663	52,405,707	37,362,585	176,384	-	-	35,125,785	35,118,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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